Property, Plant and Equipment - Summary of the Carrying Values of Software, Property, Plant and Equipment (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance		£ 16,498		£ 15,971
Ending balance		16,956		16,440
Ending balance		17,000	[1]	16,498
Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance		54,025		52,450
Additions	[2]	2,894		2,846
Transfers				4
Disposals and adjustments	[3]	(1,789)		(1,758)
Exchange differences		(53)		483
Ending balance		55,077		54,025
Accumulated Depreciation and Amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance		(37,585)		(36,550)
Charge for the year		2,391		2,392
Disposals and adjustments	[3]	(1,816)		(1,767)
Exchange differences		(39)		410
Ending balance		(38,121)		(37,585)
Engineering Stores [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Engineering stores		44		58
Land and Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance	[4]	485
Ending balance	[4]	489		485
Ending balance	[4]	489		485
Land and Buildings [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance	[4]	1,302		1,278
Additions	[2],[4]	12		6
Transfers	[4]	36		14
Disposals and adjustments	[3],[4]	(82)		(45)
Exchange differences	[4]	(6)		49
Ending balance	[4]	1,262		1,302
Land and Buildings [Member] | Accumulated Depreciation and Amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance	[4]	(817)		(750)
Charge for the year	[4]	57		64
Disposals and adjustments	[3],[4]	(96)		(36)
Exchange differences	[4]	(5)		39
Ending balance	[4]	(773)		(817)
Network Infrastructure [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance	[4]	14,158
Ending balance	[4]	14,993		14,158
Ending balance	[4]	14,993		14,158
Network Infrastructure [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance	[4]	49,372		48,194
Additions	[2],[4]	193		40
Transfers	[4]	2,793		2,393
Disposals and adjustments	[3],[4]	(1,540)		(1,637)
Exchange differences	[4]	(35)		382
Ending balance	[4]	50,783		49,372
Network Infrastructure [Member] | Accumulated Depreciation and Amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance	[4]	(35,214)		(34,287)
Charge for the year	[4]	2,213		2,224
Disposals and adjustments	[3],[4]	(1,613)		(1,627)
Exchange differences	[4]	(24)		330
Ending balance	[4]	(35,790)		(35,214)
Other [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance	[5]	384
Ending balance	[5]	356		384
Ending balance	[5]	356		384
Other [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance	[5]	1,938		1,870
Additions	[2],[5]	92		128
Transfers	[5]	16		(1)
Disposals and adjustments	[3],[5]	(119)		(106)
Exchange differences	[5]	(13)		47
Ending balance	[5]	1,914		1,938
Other [Member] | Accumulated Depreciation and Amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance	[5]	(1,554)		(1,513)
Charge for the year	[5]	121		104
Disposals and adjustments	[3],[5]	(107)		(104)
Exchange differences	[5]	(10)		41
Ending balance	[5]	(1,558)		(1,554)
Assets in Course of Construction [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance		1,471
Ending balance		1,118		1,413
Ending balance		1,162		1,471
Assets in Course of Construction [Member] | Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Opening balance		1,413		1,108
Additions	[2]	2,597		2,672
Transfers		(2,845)		(2,402)
Disposals and adjustments	[3]	(48)		30
Exchange differences		1		5
Ending balance		1,118		1,413
Assets in Course of Construction [Member] | Engineering Stores [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Engineering stores		£ 44		£ 58

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the Condensed consoliated financial statements.
[2]	Net of grant funding of £74m (2016/17: £28m net grant deferral).
[3]	Fully depreciated assets in the group’s fixed asset registers were reviewed during the year, as part of the group’s annual asset verification exercise, and certain assets that were no longer in use have been written off, reducing cost and accumulated depreciation by £1.3bn (2016/17: £1.1bn).
[4]	The carrying amount of the group’s property, plant and equipment includes an amount of £53m (2016/17: £73m) in respect of assets held under finance leases, comprising land and buildings of £42m (2016/17: £45m) and network infrastructure of £11m (2016/17: £28m). The depreciation expense on those assets in 2017/18 was £10m (2016/17: £10m), comprising land and buildings of £3m (2016/17: £3m) and network infrastructure of £7m (2016/17: £7m).
[5]	Other mainly comprises motor vehicles, computers and fixtures and fittings.